Accounting policies - Summary of Estimated Useful Life of Property, Plant and Equipment (Detail)	12 Months Ended
Dec. 31, 2022
Freehold buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, estimated useful life	50 years
Leasehold land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, estimated useful life	over the term of the lease or life of the asset, if shorter
Bottom of Range | Fixtures, fittings and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, estimated useful life	3 years
Bottom of Range | Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, estimated useful life	3 years
Top of Range | Fixtures, fittings and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, estimated useful life	10 years
Top of Range | Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, estimated useful life	5 years